Short-Term Borrowings - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Borrowings
Balance at beginning of year	$ 7,160	$ 11,380
Change from financing activities:
Effect of exchange rate changes	955	678
Balance at end of year	4,218	7,160
Unsecured Borrowings
Short-Term Borrowings
Balance at beginning of year	0	0
Change from financing activities:
Acquisitions through business combinations	325
Proceeds from borrowings	946	0
Repayments of borrowings	(1,125)	0
Effect of exchange rate changes	(6)
Total changes from financing activities	140	0
Balance at end of year	140	0
Secured Borrowings
Short-Term Borrowings
Balance at beginning of year	503,700	453,000
Change from financing activities:
Acquisitions through business combinations	0
Proceeds from borrowings	2,200,560	1,780,300
Repayments of borrowings	(2,136,060)	(1,729,600)
Effect of exchange rate changes	0
Total changes from financing activities	64,500	50,700
Balance at end of year	$ 568,200	$ 503,700